CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net income	$ 8,281	$ 10,166	$ 11,828
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,671	3,926	3,289
Provision for credit losses	19,373	13,599	18,886
Deferred income taxes	(5,402)	(5,203)	(11,681)
Stock-based compensation expenses	392	1,253	3,775
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Restricted cash	808	251	(1,060)
Accounts receivable	(11,111)	(13,121)	(12,832)
Other financing receivables from peer store, net	16,513	(12,953)	0
Short term net investment in sales-type leases	50,052	(57,328)	0
Long-term net investment in direct financing and sales-type leases	270,923	42,984	(145,392)
Inventories	143	568	1,594
Prepaid expense and other current assets	645	(329)	(576)
Other payables and accrued liabilities	22,085	7,151	2,138
Income tax payable	1,100	(1,070)	951
Long-term payable	(6,260)	147	0
Net cash provided by (used in) operating activities	371,213	(9,959)	(129,080)
Cash flow from investing activities:
Change in loans	(244,092)	(20,004)	0
Change in other financing receivables	(239,673)	(16,716)	0
Purchase of property, equipment and leasehold improvements	(4,433)	(7,389)	(8,892)
Net cash (used in) investing activities	(488,198)	(44,109)	(8,892)
Cash flow from financing activities:
Changes in borrowed funds from CeraVest investors	213,868	87	0
Proceeds from financing payables, related parties	269,550	761,773	592,031
Repayment to financing payables, related parties	(288,008)	(723,508)	(566,110)
Proceeds from bank borrowings	149,314	244,089	201,761
Repayments bank of borrowings	(188,048)	(233,273)	(136,515)
Net cash provided by financing activities	156,676	49,168	91,167
Effect of exchange rate fluctuation on cash and cash equivalents	(3,761)	(443)	2,398
Net increase (decrease) in cash and cash equivalents	35,930	(5,343)	(44,407)
Cash and cash equivalents, beginning of the year	26,027	31,370	75,777
Cash and cash equivalents, end of the year	61,957	26,027	31,370
Supplemental disclosure of cash flow information:
Interest paid	12,759	13,587	8,191
Income taxes paid	$ 6,517	$ 11,818	$ 16,486